10A. Intangible assets, net (Tables) (ZHEJIANG TIANLAN)	12 Months Ended
Dec. 31, 2014
ZHEJIANG TIANLAN
Intangible assets, net
	2014	2013
	RMB’000	RMB’000

Patents	2,400	2,750
Others	165	165

	2,565	2,915

Less: Accumulated amortisation	(824)	(665)

	1,741	2,250

Amortization expense
	2014	2013	2012
	RMB’000	RMB’000	RMB’000

Amortisation expense	239	395	164